Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Acquisition of King Pharmaceuticals, Inc. Assets Acquired and Liabilities Assumed (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 King [Member]	Jan. 31, 2011 King [Member]
Business Acquisition [Line Items]
Working capital, excluding inventories							$ 155	[1]
Inventories							340	[1]
Property, plant and equipment							412	[1]
Identifiable intangible assets, excluding in-process research and development							1,806	[1]
In-process research and development							303	[1]
Net tax accounts							(328)	[1]
All other long-term assets and liabilities, net							102	[1]
Total identifiable net assets							2,790	[1]
Goodwill	45,067.0	43,928.0	[2]	42,357.0	[2]		765.0	[1],[3]
Net assets acquired							3,555	[1]
Total consideration transferred						$ 3,555	$ 3,555	[1]

[1]	Measurement period adjustments were not significant and did not have a significant impact on our earnings, balance sheets or cash flows in any interim period in 2011 and, therefore, we did not retrospectively adjust our interim financial statements.
[2]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[3]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health and Consumer Healthcare operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)